Commitments and Contingencies (Details Narrative)		3 Months Ended				6 Months Ended			12 Months Ended
	Jan. 01, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2026 MYR (RM)	Mar. 31, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 MYR (RM)
Operating lease expense						$ 27,821		$ 3,790	$ 22,335			$ 82,830
Lease liability discount rate		12.00%				12.00%								12.00%
Loss before income tax provision		$ 396,000		$ 1,248,000		$ 563,000		5,454,000	2,991,000			11,994,000
Future NRG Sdn. Bhd. [Member]
Loss before income tax provision			$ 45,890		$ 1,026	107,341		(1,647)	66,862	RM 271,526		123,433	RM 552,425
Working capital deficit									4,524,366			2,762,164				RM 18,373,451	RM 12,362,067
Accounts payable and accrued liabilities		483,836				483,836			5,113,187			3,440,900
Cash (used in)/generated by operating activities									86,228	RM 350,174			RM 784,774
Short term lease payments						2,943		$ 2,849	8,864
Legal advice		$ 403,924	406,945			$ 403,924			405,566			405,566		RM 1,647,000		1,647,000	1,647,000
Future NRG Sdn. Bhd. [Member] | AHT Syngas Technology NV [Member]
Proceeds from claim amount | €											€ 1,783,810
Counterclaimed amount | €							€ 200,000				200,000
Allegedly unpaid amount | €							€ 342,857				342,857
Alleged overpayment amount | €											€ 949,000
Future NRG Sdn. Bhd. [Member] | Subsequent Event [Member]
Proceeds from equity interest | RM	RM 10,500,000
Outstanding amount due			$ 1,934,289												RM 7,855,337
Future NRG Sdn. Bhd. [Member] | Fitters Diversified Berhad Group [Member]
Accounts payable and accrued liabilities									$ 4,655,340							RM 18,905,336	RM 19,885,572
Corporate Headquarters Tower 11 Kuala Lumpur Malaysia [Member]
Lease term									2 years							2 years
Dundee Facility [Member]
Operating lease expense									$ 12,813			$ 9,104
Kuala Lumpur Malaysia [Member]
Operating lease, remaining lease term									1 year 2 months 12 days							1 year 2 months 12 days
Berkeley Heights Facility [Member]
Lease liability discount rate									12.00%							12.00%